Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35025
Entity Registrant Name	PERFORMANCE SHIPPING INC.
Entity Central Index Key	0001481241
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	373 Syngrou Avenue
Entity Address, Address Line Two	Palaio Faliro
Entity Address, Postal Zip Code	175 64
Entity Address, City or Town	Athens
Entity Address, Country	GR
Title of 12(b) Security	Common shares, $0.01 par value, including the Preferred stock purchase rights
Trading Symbol	PSHG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	12,279,676
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1457
Auditor Name	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece
Series B Convertible Cumulative Perpetual Preferred Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	50,726
Series C Convertible Cumulative Redeemable Perpetual Preferred Stock [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,428,372
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	373 Syngrou Avenue
Entity Address, Address Line Two	Palaio Faliro
Entity Address, Postal Zip Code	175 64
Entity Address, City or Town	Athens
Entity Address, Country	GR
Contact Personnel Name	Mr. Andreas Michalopoulos
Country Region	30
City Area Code	216
Local Phone Number	600-2400
Contact Personnel Fax Number	600-2599
Contact Personnel Email Address	amichalopoulos@pshipping.com